FINANCIAL OBLIGATIONS (Details) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Local Currency [member]
Interbank funds
Overnight funds	$ 1,464	$ 2,075
Interbank funds purchased	336,431	1,366,757
Commitments to transfer open and closed repo operations	715,364	1,259,676
Commitments to transfer simultaneous operations	2,272,496	2,436,838
Commitments originated in short positions simultaneous operations	176,048	538,016
Total interbank funds	3,501,803	5,603,362
Borrowings	2,831,100	2,084,988
Letters of credit	485	3,509
Bankers Acceptances	17	517
Total loans banks	2,831,602	2,089,014
Foreign currency [member]
Interbank funds
Overnight funds	217	3,498
Interbank funds purchased	1,135,110	309,924
Commitments to transfer open and closed repo operations	333,300	398,933
Total interbank funds	1,468,627	712,355
Borrowings	14,529,524	15,086,112
Letters of credit	195,988	6,976
Bankers Acceptances	648,206	724,531
Total loans banks	15,373,718	15,817,619
Total financial obligations	$ 23,175,750	$ 24,222,350